Income Tax (Tables)	5 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of net deferred tax assets

	December 31,
	2020	2019
Deferred tax assets:
Net operating loss	$7,349,101	$3,912,753
Other	19,796	18,110
Total income tax expense (benefit)	7,368,897	3,930,863
Valuation allowance	(6,189,651)	(3,223,368)
Net deferred tax assets:	1,179,246	707,495
Deferred tax liabilities:
Intangibles (non-goodwill)	$(2,123)	$(1,661)
Property and equipment	(1,429,276)	(840,471)
Total deferred tax liabilities	(1,431,399)	(842,132)
Total net deferred tax liability	$(252,153)	$(134,637)

Summary of income tax provision

	December 31,
	2020	2019
Current income tax expense (benefit):
Federal	$—	$—
State	—	—
Deferred income tax expense (benefit):
Federal	95,552	110,058
State	21,964	24,579
Total income tax expense (benefit)	117,516	134,637

Summary of reconciliation of the federal income tax rate

	December 31, 2020
	Tax Expense	Effective Tax Rate
Income tax expense at the federal statutory rate	$(2,994,043)	21.00%
State income taxes - net of federal income tax benefits	(422,425)	2.96%
Permanent Differences	(154,285)	1.08%
Permanent Differences – Related to Convertible Debt	717,940	-5.04%
Prior year provision to return	4,046	-0.03%
Net change in valuation allowance	2,966,283	-20.81%
Total income tax expense (benefit)	117,516	-0.84%

	December 31, 2019
	Tax Expense	Effective Tax Rate
Income tax expense at the federal statutory rate	$(1,905,497)	21.00%
State income taxes - net of federal income tax benefits	(326,847)	3.60%
Permanent Differences	25,008	-0.28%
Prior year provision to return	—	0.00%
Net change in valuation allowance	2,341,973	-25.81%
Total income tax expense (benefit)	134,637	-1.49%

Decarbonization Plus Acquisition Corporation Iii
Summary of net deferred tax assets

The Company’s net deferred tax assets are as follows:

June 30, 2021
Deferred tax asset
Organizational costs/Startup expenses	$385,893
Net operating loss carryforward	50,244
Total deferred tax asset	436,137
Valuation allowance	(436,137)
Deferred tax asset, net of allowance	$—

Summary of income tax provision

The income tax provision consists of the following:

June 30, 2021
Federal
Current	$—
Deferred	(436,137)
State
Current	$—
Deferred	—
Change in valuation allowance	436,137
Income tax provision	$—

Summary of reconciliation of the federal income tax rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate at June 30, 2021 is as follows:

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in fair value of warrant liabilities	(18.4)%
Non-deductible transaction costs	(0.8)%
Change in valuation allowance	(1.8)%
Income tax provision	0.0%